SIGNIFICANT EVENTS (Details) € in Millions, ¥ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 AUD ($)	Dec. 31, 2017 CLP ($)
Disclosure of financial liabilities [line items]
Notional amount	$ 241,467,084						$ 177,224,139
Bonds [Member] | AUD
Disclosure of financial liabilities [line items]
Notional amount						$ 20,000,000
Bonds [Member] | AUD | AUD [Member]
Disclosure of financial liabilities [line items]
Currency	AUD	AUD	AUD	AUD	AUD	AUD
Notional amount						$ 20,000,000
Term (annual)	P5Y	P5Y	P5Y	P5Y	P5Y	P5Y
Issuance rate (annual)	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%
Issue date	Nov. 05, 2018	Nov. 05, 2018	Nov. 05, 2018	Nov. 05, 2018	Nov. 05, 2018	Nov. 05, 2018
Maturity date	Nov. 13, 2023	Nov. 13, 2023	Nov. 13, 2023	Nov. 13, 2023	Nov. 13, 2023	Nov. 13, 2023
Bonds [Member] | CHF
Disclosure of financial liabilities [line items]
Notional amount | SFr					SFr 115,000,000
Bonds [Member] | CHF | CHF [Member]
Disclosure of financial liabilities [line items]
Currency	CHF	CHF	CHF	CHF	CHF	CHF
Notional amount | SFr					SFr 115,000,000
Term (annual)	P5Y	P5Y	P5Y	P5Y	P5Y	P5Y
Issuance rate (annual)	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Issue date	Sep. 04, 2018	Sep. 04, 2018	Sep. 04, 2018	Sep. 04, 2018	Sep. 04, 2018	Sep. 04, 2018
Maturity date	Dec. 21, 2023	Dec. 21, 2023	Dec. 21, 2023	Dec. 21, 2023	Dec. 21, 2023	Dec. 21, 2023
Bonds [Member] | EUR
Disclosure of financial liabilities [line items]
Notional amount | €			€ 66,000,000
Bonds [Member] | EUR | EUR [Member]
Disclosure of financial liabilities [line items]
Currency	EUR	EUR	EUR	EUR	EUR	EUR
Notional amount | €			€ 26,000,000
Term (annual)	P7Y	P7Y	P7Y	P7Y	P7Y	P7Y
Issuance rate (annual)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Issue date	May 04, 2018	May 04, 2018	May 04, 2018	May 04, 2018	May 04, 2018	May 04, 2018
Maturity date	May 28, 2025	May 28, 2025	May 28, 2025	May 28, 2025	May 28, 2025	May 28, 2025
Bonds [Member] | EUR | EUR 1 [Member]
Disclosure of financial liabilities [line items]
Currency	EUR	EUR	EUR	EUR	EUR	EUR
Notional amount | €			€ 40,000,000
Term (annual)	P12Y	P12Y	P12Y	P12Y	P12Y	P12Y
Issuance rate (annual)	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%
Issue date	Jun. 08, 2018	Jun. 08, 2018	Jun. 08, 2018	Jun. 08, 2018	Jun. 08, 2018	Jun. 08, 2018
Maturity date	Jun. 15, 2030	Jun. 15, 2030	Jun. 15, 2030	Jun. 15, 2030	Jun. 15, 2030	Jun. 15, 2030
Bonds [Member] | JPY [Member]
Disclosure of financial liabilities [line items]
Notional amount | ¥				¥ 7,000,000,000
Bonds [Member] | JPY [Member] | JPY [Member]
Disclosure of financial liabilities [line items]
Currency	JPY	JPY	JPY	JPY	JPY	JPY
Notional amount | ¥				¥ 4,000,000,000
Term (annual)	P10Y6M	P10Y6M	P10Y6M	P10Y6M	P10Y6M	P10Y6M
Issuance rate (annual)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Issue date	Jul. 05, 2018	Jul. 05, 2018	Jul. 05, 2018	Jul. 05, 2018	Jul. 05, 2018	Jul. 05, 2018
Maturity date	Jan. 13, 2029	Jan. 13, 2029	Jan. 13, 2029	Jan. 13, 2029	Jan. 13, 2029	Jan. 13, 2029
Bonds [Member] | JPY [Member] | JPY 1 [Member]
Disclosure of financial liabilities [line items]
Currency	JPY	JPY	JPY	JPY	JPY	JPY
Notional amount | ¥				¥ 3,000,000,000
Term (annual)	P5Y	P5Y	P5Y	P5Y	P5Y	P5Y
Issuance rate (annual)	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Issue date	Oct. 23, 2018	Oct. 23, 2018	Oct. 23, 2018	Oct. 23, 2018	Oct. 23, 2018	Oct. 23, 2018
Maturity date	Oct. 23, 2023	Oct. 23, 2023	Oct. 23, 2023	Oct. 23, 2023	Oct. 23, 2023	Oct. 23, 2023
Bonds [Member] | USD [Member]
Disclosure of financial liabilities [line items]
Notional amount		$ 70,000,000
Bonds [Member] | USD [Member] | USD [Member]
Disclosure of financial liabilities [line items]
Currency	USD	USD	USD	USD	USD	USD
Notional amount		$ 50,000,000
Term (annual)	P10Y	P10Y	P10Y	P10Y	P10Y	P10Y
Issuance rate (annual)	3.69%	3.69%	3.69%	3.69%	3.69%	3.69%
Issue date	Oct. 02, 2018	Oct. 02, 2018	Oct. 02, 2018	Oct. 02, 2018	Oct. 02, 2018	Oct. 02, 2018
Maturity date	Oct. 10, 2028	Oct. 10, 2028	Oct. 10, 2028	Oct. 10, 2028	Oct. 10, 2028	Oct. 10, 2028
Bonds [Member] | USD [Member] | USD 1 [Member]
Disclosure of financial liabilities [line items]
Currency	USD	USD	USD	USD	USD	USD
Notional amount		$ 20,000,000
Term (annual)	P2Y	P2Y	P2Y	P2Y	P2Y	P2Y
Issuance rate (annual)	4.17%	4.17%	4.17%	4.17%	4.17%	4.17%
Issue date	Nov. 05, 2018	Nov. 05, 2018	Nov. 05, 2018	Nov. 05, 2018	Nov. 05, 2018	Nov. 05, 2018
Maturity date	Nov. 16, 2020	Nov. 16, 2020	Nov. 16, 2020	Nov. 16, 2020	Nov. 16, 2020	Nov. 16, 2020